Summary of Significant Accounting Policies (Details 1)		12 Months Ended
	Sep. 13, 2017	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, useful life	10 years
License and related trademarks [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, useful life		15 years
License and related trademarks [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, useful life		10 years
Completed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, useful life		5 years
Customer relationship [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, useful life		5 years
Customer relationship [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, useful life		4 years